Statement of Changes in Net Assets Available for Benefits - EBP 039	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest	$ 24,136
Dividends	4,181,456
Net appreciation in fair value of investments	24,986,401
Contributions:
Participants'	14,909,500
Employer's	6,931,911
Interest income on notes receivable from participants	523,372
Total additions	51,556,776
Deductions from net assets attributed to:
Distributions to participants or beneficiaries	7,122,453
Total deductions	7,122,453
Net increase	44,434,323
Net assets available for benefits December 31, 2024	126,777,958
Net assets available for benefits December 31, 2025	$ 171,212,281